Note 17 - Restructuring Costs	12 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Restructuring and Related Activities Disclosure [Text Block]

Note 17 - Restructuring Costs

As part of the Company’s previously announced restructuring activities related to the wind down and divestiture of the Consumer Health business and the closure of the Grand Prairie, Texas manufacturing site, the Company has incurred expenses that qualify as exit and disposal costs under U.S. GAAP. These include severance and employee benefit costs as well as other direct separation benefit costs, right of use asset impairment charges, fixed asset and other asset impairment charges, accelerated depreciation of fixed assets, contract termination costs, and inventory write-downs. Severance and employee benefit costs primarily relate to cash severance. Restructuring costs associated with the Consumer Health business are recorded within the net loss from discontinued operations, net of tax in the consolidated financial statement of operations (see Note 20 - Discontinued Operations).

The expense associated with the closure of the Grand Prairie, Texas manufacturing site such as severance and employee benefits and exit and disposal activities are included in restructuring costs in the consolidated statements of operations. There have been no inventory write-downs associated with this closure. The Company does not expect to incur any additional significant restructuring costs related to the closure of the Grand Prairie, Texas manufacturing site during fiscal 2025. As of June 30, 2024, the Company had accrued $0.9 million and $0.4 million related to accrued severance and employee benefits and accrued exit and disposal activity costs, respectively, related to the closure of the Grand Prairie, Texas manufacturing facility.

A summary of restructuring costs incurred during the year ended June 30, 2024, is as follows:

	Year Ended June 30, 2024
	Severance and Employee Benefits (1)	Exit and Disposal Activities (1)	Total
	(in thousands)
Closure of Grand Prairie, Texas manufacturing site	$1,125	$1,031	$2,156

(1)	Expense associated with severance and employee benefits and exit and disposal activities are included in restructuring costs in the consolidated statements of operations.